Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	UGI CORP
Entity Central Index Key	0000884614
Amendment Flag	false
Plan 002
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	UGI CORP
Entity Central Index Key	0000884614
Amendment Flag	false